SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions.

These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period and accompanying notes. Actual results could differ from those estimates. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made.
Financial statements in U.S. dollars
The currency of the primary economic environment in which REE Automotive Ltd. and its subsidiaries operate is the U.S. dollar. Thus, the functional and reporting currency of the Company is the U.S. dollar.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Accordingly, foreign currency assets and liabilities are remeasured into U.S. dollars at the end-of-period exchange rates except for non-monetary assets and liabilities, which are measured at historical exchange rates. Revenue and expenses are remeasured each day at the exchange rate in effect on the day the transaction occurred.

Principles of consolidation

The consolidated financial statements include the accounts of REE Automotive Ltd. and its subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents

Cash and cash equivalents consist of cash balances and bank deposits, including money market funds, that have a maturity, at the date of purchase, of three months or less.

Investments

The Company accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Held-to-maturity securities are those securities that the Company has the positive intent and ability to hold until maturity and are recorded at amortized cost and adjusted for amortization of premiums and accretion of discounts.

Trading securities are those securities that the Company intends to sell in the near term and are carried at fair value with unrealized gains and losses charged to earnings.

All other securities not included in the held-to-maturity or trading category are classified as available-for-sale and are carried to fair value with unrealized gains and losses recorded within accumulated other comprehensive income (loss) as a separate component of shareholders’ equity.

Generally, premiums are amortized to call date and discounts are accreted to maturity, on a level yield basis.

The Company’s investment securities as of the purchase date and as of December 31, 2022 are classified as held-to-maturity.

The Company's securities are reviewed for impairment in accordance with ASC 320-10-35. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while declines in fair value related to other factors are recognized in accumulated other comprehensive income (loss). As of December 31, 2022, no other-than-temporary impairment had been recognized.

Restricted cash

Restricted cash are deposits with maturity of less than three months. The restricted cash deposits are primarily invested in highly liquid deposits and used as a security for the Company’s credit card security.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Impairment for long-lived assets

Long-lived assets of the Company are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

For the years ended December 31, 2022, 2021, and 2020, no impairment charges were recognized.
Leases
On January 1, 2022, the Company adopted ASU No. 2016-02, "Leases (Topic 842)", using the modified retrospective method by applying the new standard to all leases existing at the date of initial application. Results and disclosure requirements for reporting periods beginning after January 1, 2022 are presented under Topic 842, while prior period amounts have not been adjusted and continue to be reported in accordance with the Company’s historical accounting under Topic 840. The Company has elected the package of practical expedients permitted under the transition guidance, which allows the Company not to reassess (1) whether any existing contracts as of the adoption date are or contain a lease, (2) lease classification for any existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company elected to not recognize a lease liability and a right-of-use ("ROU") asset for leases with a term of twelve months or less. Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term, not included in lease liabilities. Lastly, the Company also elected the practical expedient to not separate lease and non-lease components for its leases.

The Company determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout the period, and (3) whether the Company has a right to direct the use of the asset.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make minimum lease payments arising from the lease. ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the discounted present value of minimum lease payments over the lease term. The implicit rate within the operating leases is generally not determinable, therefore the Company uses its Incremental Borrowing Rate ("IBR") based on the information available at commencement date in determining the present value of lease payments. The Company's IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option.

Payments under the Company's lease arrangements are primarily fixed, however, certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease right-of-use assets and liabilities. Variable lease payments are primarily comprised of payments affected by common area maintenance and utility charges.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets below:

	Years
Computers and software	3	—	7
Furniture and fixtures	5	—	17
Machinery and equipment	4	—	7
Vehicles	3	—	7
Leasehold improvements	Shorter of the term of the lease or useful life

Internal use software

Costs incurred during the application development of software for internal use, and not for sale, are capitalized and amortized over the useful life in the consolidated statement of comprehensive loss.

Pre-production costs related to long-term supply agreements

The Company anticipates incurring pre-production engineering, development and tooling costs related to products produced for its customers under future potential long-term supply agreements. Engineering, testing and other costs incurred in the design and development of production parts will be expensed as incurred, unless the costs are contractually reimbursable. Pre-production costs related to potential long-term supply arrangements with a contractual guarantee for reimbursement are included in other assets.

Research and development, net

Research and development costs include personnel-related expenses associated with the Company’s engineering personnel and consultants responsible for the design, development and testing of its products and allocated overhead. Research and development costs are expensed as incurred and are presented net of the amount of any grants the Company receives for research and development in the period in which the grant was received.

Grants

The Company receives royalty-bearing grants, which represents participation of Israeli-United states foundation (“BIRD”) in approved programs for research and development for the technology related to Softwheel products. These amounts are recognized on the accrual basis as a reduction of research and development expenses as such expenses are incurred. For the years ended December 31, 2022, 2021, and 2020 there were zero, $105, and zero royalty-bearing grants as a reduction of research and development, respectively.

During 2022, 2021, and 2020, the Company received non-royalty bearing grants in amount of zero, $72, and $274 from the Innovation and Networks Executive Agency (INEA), under the powers delegated by the European Commission. The Company recorded this amount as a reduction of research and development.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

On August 19, 2021, the Company was awarded approximately $12,272 (£10,141) as part of a total $15,058 (£12,444) grant from the UK government. This grant is part of a $49,664 (£41,041) investment, coordinated through the Advanced Propulsion Centre (‘APC’), in which REE will contribute approximately $46,395 (£38,340). The project runs from November 1, 2021 until January 2024. Funds spent on the project are claimed the month after each three month period and paid in the following month. As the APC reserves the right to recover the grant amount and the Company has no past history with the APC, the amounts of the grant are recognized as a reduction of research and development expenses when the cash is realizable. For the years ended December 31, 2022 and 2021 there were $4,472 and zero royalty-bearing grants as a reduction of research and development, respectively.

Israeli severance pay

Pursuant to Section 14 of Israel’s Severance Compensation Law, 1963 (“Section 14”), the Israeli parent’s employees are included under this section and entitled only to monthly deposits at a rate of 8.33% of their monthly salary, made on their behalf with insurance companies. Payments in accordance with Section 14 release REE Automotive Ltd. from any future severance payments in respect of those employees. As a result, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from severance obligation to employees once the amounts have been deposited, and the Company has no further legal ownership on the amounts deposited.

For the years ended December 31, 2022, 2021, and 2020, severance pay expenses amounted to $1,217, $842, and $386, respectively.

Employee benefit plan – Defined contribution plan

The Company maintains a defined contribution 401(k) retirement savings plan for its U.S. employees. Each participant in the 401(k) retirement savings plan may elect to contribute a percentage of his or her annual compensation up to a specified maximum amount allowed under U.S. Internal Revenue Service regulations. The Company matches employee contributions to a maximum of 4% of the participant annual compensation.

For the years ended December 31, 2022, 2021, and 2020 the employer expenses related to the match amounted to $117, $76, and $5 respectively.

The Company maintains a privately administered pension insurance plan in the United Kingdom. Contributions to the plan are recognized as employee benefit expense when due. For the year ended December 31, 2021, the Company matched employee contributions to a maximum of 3% of base salary of the participant annual compensation. For the year ended December 31, 2022, the Company increased their match on employee contributions to a maximum of 6% of base salary of the participant annual compensation.

For the years ended December 31, 2022 and 2021 the employer expenses related to the match amounted to $371 and $119, respectively.

Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents restricted cash, and short-term investments.

The Company’s cash, cash equivalents, restricted cash, and short-term investments are invested in high-quality banks in Israel and the United States. In addition, the Company’s short-term investments are in securities that have investment grade credit ratings. Generally, these securities may be redeemed upon demand and, therefore, bear low risk.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

The Company has no significant off-balance-sheet concentrations of credit risk such as, foreign exchange contracts and option contracts.

Stock-based compensation

The Company accounts for share-based compensation to employees and non-employees in accordance with ASC 718, “Compensation — Stock Compensation”, (“ASC 718”), which requires companies to estimate the fair value of equity-based payment awards on the date of grant based on the fair value of the awards granted.

The Company grants awards that vest upon the satisfaction of service condition and in certain grants performance and market conditions as well.

For awards with no performance conditions, the Company recognizes the related share-based compensation expense on a straight-line basis over the requisite service period of the awards, including awards with graded vesting. For awards with performance conditions the share-based compensation expense is recognized if and when the Company concludes that it is probable that the performance condition will be achieved and where the performance condition awards include graded vesting, the share-based compensation expense is recognized based on the accelerated method. The Company reassesses the probability of vesting at each reporting period for awards with performance conditions and adjust compensation cost based on its probability assessment.

The Company accounts for forfeitures as they occur. The fair value of certain performance share options with market-based performance conditions granted under the employee equity plan was estimated on the grant date using the Monte Carlo valuation methodology.

The Company used the following weighted-average assumptions for options granted to employees and non-employees:

	December 31, 2021			December 31, 2020
Expected volatility	60.8%	—	69.0%	53.8%	—	66.2%
Risk-Free interest rate	0.53%	—	1.07%	0.38%	—	2.38%
Expected dividend yield	0%			0%
Expected life (years)	5.10			5.33

These assumptions and estimates were determined as follows:

Fair value of Ordinary shares — The Company’s Class A ordinary shares, without par value, having one vote per share (the “Class A Ordinary Shares”) have a limited history of being publicly traded. Prior to the consummation of the merger, the fair value was determined by management, with input from valuation reports prepared by third-party valuation specialists. In determining the fair value of ordinary shares subsequent to the consummation of the Merger Agreement, the board of directors considered the grant date fair value for share-based awards as of the closing price of our ordinary shares on NASDAQ on the date of grant.

Risk-free interest rate — The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.

Expected term — The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding. There is not sufficient historical share exercise data to calculate the expected term of the share options. The Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Expected volatility — Since the Company has a limited trading history of its Ordinary shares, there is not sufficient historical volatility for the expected term of the share options. The expected volatility is derived from the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.

Expected dividend yield - The Company does not anticipate paying any dividends in the foreseeable future. Thus, the Company used 0% as its expected dividend yield.

Fair value of financial instruments

Fair value is defined as the exchange price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial instruments consist of cash equivalents, restricted cash, other accounts receivable, trade payables, and other accounts payable and accrued expenses. The estimated fair values of these financial instruments approximate their carrying value as presented, due to their short term maturities. We consider public warrant liabilities to be Level 1 and private warrants are measured at fair value using Level 3 inputs. The financial liability for the warrant liabilities are accounted for at fair value through profit and loss. For short term investments refer to Note 3 and 14.

Warrant Liability

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance. The assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability under ASC 480, are indexed to the Company’s own shares and whether the warrants are eligible for equity classification under ASC 815-40. This assessment is conducted at the time of warrant issuance and as of each subsequent reporting period end date while the warrants are outstanding.
Warrants that meet all the criteria for equity classification, are required to be recorded as a component of additional paid-in capital. Warrants that do not meet all the criteria for equity classification, are required to be recorded as liabilities at their initial fair value on the date of issuance and remeasured to fair value through earnings at each balance sheet date thereafter.

The Company classified the warrants (both public and private) as a liability pursuant to ASC 815-40 since the warrants do not meet the equity classification conditions. Accordingly, the Company measured the warrants at their fair value. The warrants liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of comprehensive loss.

For information Company's outstanding warrants, see Note 13 - Warrant Liabilities.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Basic and diluted loss per share

Prior to the consummation of Merger, the Company computed net loss per share using the two-class method required for participating securities. The two-class method requires income available to ordinary shareholders for the period to be allocated between ordinary shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considered its Company Preferred Shares to be participating securities as the holders of the Company Preferred Shares would be entitled to dividends that would be distributed to the holders of ordinary shares, on a pro-rata basis assuming conversion of all Company Preferred Shares into ordinary shares. These participating securities contractually require the holders of such shares to participate in the Company’s losses. As such, net loss for the period presented was allocated to the Company’s participating securities.

The Company’s basic net loss per share was calculated by dividing net loss attributable to Ordinary shareholders and preferred shareholders by the weighted-average number of shares of ordinary shares and Preferred shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share was calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive shares of ordinary shares are anti-dilutive.

All outstanding share options and warrants for the year ended December 31, 2020 have been excluded from the calculation of the diluted net loss per share, because all such securities are anti-dilutive for all periods presented. The total weighted average number of shares related to outstanding options to ordinary shares and warrants to preferred shares for the year ended December 31, 2020 excluded from the calculations of diluted net loss per share were 90,692,220.

Subsequent to the consummation of the Merger, basic earnings (loss) per share is computed by dividing income (loss) available to common shareholders by the weighted-average number of common shares outstanding during the period. Basic and diluted loss per common share is the same for all periods presented because all outstanding share options and warrants are anti-dilutive. The total weighted average number of shares related to outstanding options to Class A Ordinary Shares and warrants for the years ended December 31, 2022 and 2021 excluded from the calculations of diluted net loss per share were 69,443,231 and 70,721,964, respectively. The Company’s Class B ordinary shares include voting rights only and therefore are excluded from the loss per share calculation.

Income taxes

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between the financial reporting and the tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, and if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

ASC 740-10, “Income Taxes” (“ASC 740-10”) clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. This standard contains a two-step approach to recognizing and measuring a liability for uncertain tax positions.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

The total gross amount of provision for unrecognized tax positions was $1,726, $856 and zero for the years ended December 31, 2022, 2021, and 2020, respectively. The Company recognizes interest and penalties, if any, related to unrecognized tax positions in income tax expense. The Company believes that its income tax filing positions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position.

Revenue recognition

Historically, the Company has generated revenues from selling its wheels to personal mobility products.

Under ASC 606 “Revenue from contracts with customers”, the Company recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine revenue recognition for contracts that are within the scope of the standard, the Company perform the following five steps: (1) Identify the contract(s) with a customer, (2) Identify the performance obligations in the contract, (3) Determine the transaction price, (4) Allocate the transaction price to the performance obligations in the contract and (5) Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company recognizes revenue at the time when its customer obtains control of the promised goods which is when the performance obligation is satisfied by transferring the promised product to the customer.

The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring the products to the customer.

The Company applied the practical expedient in ASC 606 and did not evaluate payment terms of one year or less for the existence of a significant financing component.

Deferred revenues are recognized as (or when) the Company receives consideration prior to performing its obligations under the contract.

In April 2021, the Company entered into a strategic development agreement with a customer, pursuant to which the Company will develop and supply REE platform prototypes. Revenue related to the agreement is deferred and will be recognized upon satisfying performance obligations in the contract. As of December 31, 2022 and 2021, the Company recorded deferred revenues of $943 and $943, respectively. The Company’s contracts with customer prepayment terms do not include a significant financing component because the primary purpose is not to receive financing from the customers.

For contracts in which the performance obligation has an original expected duration of one year or less, the Company does not provide disclosure on its remaining performance obligations.

Fulfillment costs are capitalized up to the amount that is expected to be recovered, and any excess amounts will be expensed as incurred. As of December 31, 2022 and 2021, the Company recorded capitalized costs of $943 and $943, respectively.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Contract liabilities consisted of the following as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Deferred revenues, non-current	$943	$943

Remaining Performance Obligation

The Company’s remaining performance obligations are comprised of the delivery products and a material right for purchases of finished goods not yet delivered. As of December 31, 2022 and 2021, the aggregate amount of the transaction price allocated to remaining performance obligations was $943 and $943, respectively, which the Company expects to recognize as revenue.

Cost of revenue

Cost of revenues consist of inventory, royalties that were paid and/or accrued, share-based compensation expense, and non recurring engineering. In 2020, cost of revenues included a one-time expense of $198 related to elimination of a production line in Canada.

Advertising costs

For the years ended December 31, 2022, 2021, and 2020 advertising costs amounted to $614, $1,000 and $291 respectively. Advertising costs are charged to expense when incurred.

Comprehensive loss

Comprehensive loss consists of other comprehensive loss and net loss. The Company did not have any comprehensive loss transactions during the periods presented. Accordingly, the comprehensive loss is equal to the net loss for the periods presented.

Segment information

Effective January 1, 2021, the Company’s reportable segments changed as a result of a change in the way chief operating decision maker (“CODM”) manages the businesses, allocates resources and evaluates performance, and the related changes in Company’s internal organization. The Company now operates as one operating segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker, in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker allocates resources and assesses performance based upon discrete financial information at the consolidated level.

Prior to the January 1, 2021 change in reportable segments, the Company had two operating segments: REE segment and the Softwheel segment. The REE segment includes the activity related to the development of the REE platform. The Softwheel segment included the activity related to production and selling of wheels for personal mobility.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Recently adopted accounting pronouncements

As an “emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

On January 1, 2022, the Company adopted ASU No. 2016-02, "Leases (Topic 842)". Upon adoption, the Company recognized total right of use (“ROU”) assets and corresponding liabilities of $8,857 on its consolidated balance sheets. The ROU assets include adjustments for prepayments and accrued lease payments. The adoption did not impact the beginning balance of retained earnings, or prior year consolidated statements of income and statements of cash flows.

For information regarding the impact of Topic 842 adoption, see Significant Accounting Policies – Leases above and Note 5 - Leases.

In December 2019, the FASB issued ASU 2019-12 “Income Taxes (Topic 740) — Simplifying the Accounting for Income Taxes” (“the Update”). ASU 2019-12 is intended to simplify the accounting for income taxes by removing certain exceptions to the general principles in ASC 740. The standard will be effective for the Company for fiscal years beginning January 1, 2022, and interim periods in fiscal years beginning January 1, 2023. Commencing on January 1, 2022 for the interim periods, the company adopted this ASU, but the standard did not have a material impact on the Company’s consolidated financial statements.

Recently issued accounting pronouncements, not yet adopted

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments.” This guidance replaces the current incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates.

The guidance will be effective for the Company beginning January 1, 2023, and interim periods therein. Early adoption is permitted. The Company is currently evaluating the effect that ASU 2016-13 will have on its consolidated financial statements and related disclosures, expecting the Company’s held-to-maturity securities and security deposits to be affected. However, the adoption is not expect to result in a material impact to the Company’s consolidated financial statements.